Condensed Statement of Operations - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Income Statement [Abstract]
Formation and operating costs	$ 8,996	$ 256,847	$ 368,459
Loss from Operations		(256,847)	(368,459)
Other income (expense):
Interest earned on marketable securities held in Trust Account		2,896	5,315
Offering costs allocated to warrants			(359,874)
Change in fair value of warrant liability		(1,948,210)	1,494,077
Total other income (expense)		(1,945,314)	1,139,518
Net loss	$ (8,996)	$ (2,202,161)	$ 771,059
Basic and diluted weighted average shares outstanding (1)	2,500,000 [1]	4,443,103 [2]	4,162,957 [2]
Basic and diluted net loss per share, Common stock	$ (0.00)	$ (0.50)	$ 0.18

[1]	Excludes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).
[2]	Excludes an aggregate of 10,117,574 shares subject to possible redemption.